Other long-term investment	12 Months Ended
Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

6. Other long-term investment

As of December 31, 2010 and 2011, the other long-term investment that was accounted for at cost consisted of the following:

			December 31,	December 31,
Investee	Initial Cost	Ownership	2010	2011
	US$		US$	US$
Henan Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648	241,648

For the year ended December 31, 2009, 2010 and 2011 the Group recognized no investment loss or profit. As of December 31, 2010 and 2011, management noted no indicators of impairment related to this investment.